SCHEDULE OF OPERATING LEASE COMMITMENTS (Details) - USD ($)	May 31, 2026	May 31, 2025
Operating Lease
Year one	$ 114,925	$ 57,241
Year two	68,907	47,522
Year three	68,907
Year four and thereafter	5,742
Total undiscounted cash flows	258,481	104,763
Less: imputed interest	(21,005)	(6,213)
Present value of lease liabilities	237,476	98,550
Less: Non-current portion of lease liabilities	(134,277)	(46,097)
Current portion of lease liabilities	$ 103,199	$ 52,453